Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Banks's Shareholders

As of December 31, 2018, the Bank’s shareholders are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Brito Jorge Horacio	16.59	18.55
Carballo Delfín Jorge Ezequiel	16.68	18.37
ANSES FGS Law No. 26425	27.49	25.77
Grouped shareholders (Local Stock Exchanges)	10.47	10.35
Grouped shareholders (Foreign stock exchanges)	28.77	26.96

On the other hand, the shareholders of Banco del Tucumán SA are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Banco Macro SA	99.945%	99.945%
Others	0.005%	0.005%

Summary of Minimum Capital Requirements Measured on Consolidated Basis

The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2018, together with the integration thereof (computable equity) as of the end of such month:

Description	12/31/2018
Minimum capital requirements	20,437,130
Computable equity	66,113,167

Capital surplus	45,676,037

Summary of Key Economic Variables or Assumptions

The table shows the values of the key forward looking economic variables/assumptions in Argentina used in each of the economic scenarios for the ECL calculations as of December 31, 2018. The figures for “Subsequent years” represent a long-term average and so are the same for each scenario.

Key Drivers	ECL Scenario	Assigned Probabilities	2019	2020	2021	2022
			%	%	%	%
GDP growth %
	Upside	10%	-1.00%	4.25%	4.30%	4.00%
	Base case	60%	-1.50%	3.50%	3.30%	3.00%
	Downside	30%	-2.25%	1.75%	0.80%	1.00%
Unemployment rates %
	Upside	10%	10.0%	9.5%	9.0%	8.0%
	Base case	60%	10.1%	10.3%	9.8%	9.6%
	Downside	30%	11.0%	11.5%	12.0%	12.0%

Key (contd.)	Drivers	ECL Scenario	Assigned Probabilities	2019	2020	2021	2022
Central Bank base rates %
		Upside	10%	37.8%	30.5%	20.0%	13.7%
		Base case	60%	36.0%	29.0%	19.0%	13.0%
		Downside	30%	37.8%	34.8%	26.6%	24.7%
House Price index %
		Upside	10%	31.5%	25.2%	18.9%	14.7%
		Base case	60%	30.0%	24.0%	18.0%	14.0%
		Downside	30%	33.0%	31.1%	28.9%	26.7%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position

The following table shows the risk concentration by industry for the components of the statement of financial position. Additional disclosures for credit quality and the maximum exposure for credit risk per categories based on the Bank’s internal credit rating system and year-end stage classification are further disclosed in notes 5, 9.1. and 10.

	Stage					12/31/2018	12/31/2017
	1		2		3
	Individual	Collective	Individual	Collective	Total
Loans and other financing	67,170,083	91,201,856	1,015,056	20,209,680	3,438,825	183,035,500	199,801,999
Non-financial Public Sector	1,761,377			8,103	29	1,769,509	2,816,761
Other Financial Entities	5,626,003	686				5,626,689	6,524,316
Non-financial Private Sector and Foreign Residents	59,782,703	91,201,170	1,015,056	20,201,577	3,438,796	175,639,302	190,460,922
Individuals	78,280	73,081,033		9,272,840	1,504,397	83,936,550	104,714,493
Manufacturing industry	28,181,427	2,806,262	208,220	1,833,684	727,922	33,757,515	27,942,827
Agricultural livestock, hunting, forestry and fishing	7,708,045	4,490,328	380,135	3,665,239	278,639	16,522,386	15,034,976
Commercial activities	6,627,492	2,985,112	179,312	2,255,325	567,314	12,614,555	14,492,972
Services	2,023,869	5,829,613	75,550	2,328,427	260,422	10,517,881	13,373,077
Exploration of mines and quarries	8,482,248	61,999		49,922	556	8,594,725	3,959,071
Construction activities	2,352,499	676,431	171,839	550,885	48,990	3,800,644	7,178,720
Electricity supply, gas, steam and air conditioner	2,721,492	62,666		8,998	899	2,794,055	1,549,383
Financial intermediation and insurance services	849,937	498,372		42,949	12,872	1,404,130	979,625
Public administration, defense and compulsory social security		569,483		125,380	16,703	711,566	700,336
Information and communications	545,800	73,999		45,584	12,880	678,263	240,440
Water supply, sewerage, waste management and recovery of materials, and public sanitation	211,614	65,872		22,344	7,202	307,032	295,002

Summary of Collateral and Other Credit Improvements

The table below shows the types of guarantees received as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECLs
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Letters of credit	256,788						104,486	104,486	152,302	3,461
Guarantees and other commitments	1,575,278								1,575,278	7,269
Loans and other financing	183,035,500	406,244	3,439,059	18,396,210	4,335,920	741,408	18,121,626	45,440,467	137,595,033	3,869,037
Debt securities at fair value through profit or loss	2,635,247								2,635,247
Other debt securities at amortized cost	8,151,176								8,151,176	57
Other debt securities at fair value through OCI	56,433,583								56,433,583

TOTAL	252,087,572	406,244	3,439,059	18,396,210	4,335,920	741,408	18,226,112	45,544,953	206,542,619	3,879,824

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Net exposure	Associated ECLs
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Other	Total collateral
Loans and other financing	3,438,825	3,905	70,171	489,570	142,248	463,511	1,169,405	2,269,420	1,527,108

TOTAL	3,438,825	3,905	70,171	489,570	142,248	463,511	1,169,405	2,269,420	1,527,108

The table below shows the types of guarantees received as of December 31, 2017:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Letters of credit	133,286						68,363	68,363	64,923
Guarantees and other commitments	1,754,594	1,419					277,521	278,940	1,475,654
Loans and other financing	199,801,999	652,038	6,024,417	14,847,202	6,267,483	1,118,784	28,689,667	57,599,591	142,202,408
Debt securities at fair value through profit or loss	1,603,472								1,603,472
Other debt securities at amortized cost	1,386,173								1,386,173
Other debt securities at fair value through OCI	49,852,407								49,852,407

TOTAL	254,531,931	653,457	6,024,417	14,847,202	6,267,483	1,118,784	29,035,551	57,946,894	196,585,037

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2017:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Net exposure
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Other	Total collateral
Loans and other financing	2,093,697	9,417	263,463	64,505	419,866	757,251	1,336,446

TOTAL	2,093,697	9,417	263,463	64,505	419,866	757,251	1,336,446

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits

The following table shows the liquidity ratios during the fiscal years 2018 and 2017, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2018	2017
December, 31	55.40%	47.00%
average	47.48%	46.20%
max	57.08%	51.90%
min	42.23%	40.84%

Summary of Contractual Cash Flows and Other Financing

The tables below summarize the maturity of the contractual cash flows of loans and other financing, including interest and charges to be accrued until maturity of the contract as of December 31, 2018 and 2017 and January 1, 2017:

		Remaining terms to maturity as of December 31, 2018
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non financial government sector		156,275	403,613	434,592	745,089	968,517	323,784	3,031,870
Financial sector		1,097,205	1,733,758	1,205,293	1,698,740	598,110	22,143	6,355,249
Non financial private sector and foreign residents	1,896,929	52,337,082	23,411,664	25,455,967	30,819,902	35,342,048	69,687,361	238,950,953

Total	1,896,929	53,590,562	25,549,035	27,095,852	33,263,731	36,908,675	70,033,288	248,338,072

		Remaining terms to maturity as of December 31, 2017
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non financial government sector		76,520	332,942	270,689	802,978	1,450,392	1,293,752	4,227,273
Financial sector		1,318,043	667,597	1,056,931	1,133,026	1,490,682	382,808	6,049,087
Non financial private sector and foreign residents	1,313,322	54,217,784	27,751,201	26,559,754	30,112,374	45,297,068	79,558,577	264,810,080

Total	1,313,322	55,612,347	28,751,740	27,887,374	32,048,378	48,238,142	81,235,137	275,086,440

		Remaining terms to maturity as of January 1, 2017
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non financial government sector		1,379,189	235,318	709,154	262,540	501,535	424,583	3,512,319
Financial sector		745,121	952,178	900,053	718,461	471,306	136,828	3,923,947
Non financial private sector and foreign residents	999,170	54,829,527	23,981,844	22,566,721	25,541,148	35,645,714	47,260,716	210,824,840

Total	999,170	56,953,837	25,169,340	24,175,928	26,522,149	36,618,555	47,822,127	218,261,106

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured

Additionally, the tables below disclose the maturity of the contractual future cash flows of financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2018 and 2017 and January 1, 2017:

	Remaining terms to maturity as of December 31, 2018
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	198,459,625	33,817,014	7,493,854	1,310,113	64,511	15,985	241,161,102

From the non financial government sector	17,319,378	1,670,962	639,754	46,091	206		19,676,391
From the financial sector	148,275						148,275
From the non financial private sector and foreign residents	180,991,972	32,146,052	6,854,100	1,264,022	64,305	15,985	221,336,436

Derivative instruments	1,019		350				1,369

Repo Transactions	164,667						164,667

Other financial institutions	164,667						164,667

Other financial liabilities	15,140,459	18,645	9,221	13,064	20,085	140,505	15,341,979

Financing received from the Central Bank of Argentina and other financial institutions	425,053	918,813	1,083,024	470,177	87,151	125,173	3,109,391

Issued corporate bonds	362,534		584,698	734,105	1,441,379	7,387,182	10,509,898

Subordinated corporate bonds			510,412	510,412	1,020,824	21,757,164	23,798,812

Total	214,553,357	34,754,472	9,681,559	3,037,871	2,633,950	29,426,009	294,087,218

	Remaining terms to maturity as of December 31, 2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	181,183,593	29,262,291	4,101,328	794,401	42,426	11,593	215,395,632

From the non financial government sector	16,960,126	1,697,075	471,333	1,670	25,934		19,156,138
From the financial sector	120,123						120,123
From the non financial private sector and foreign residents	164,103,344	27,565,216	3,629,995	792,731	16,492	11,593	196,119,371

Liabilities as fair value through profit or loss	9,523						9,523

Derivative instruments	34,116						34,116

Repo Transactions	3,968,851						3,968,851

Other financial institutions	3,968,851						3,968,851
Other financial liabilities	15,355,113	32,069	15,828	24,388	37,737	242,087	15,707,222

Financing received from the Central Bank of Argentina and other financial institutions	1,369,280	135,384	17,134	23,575	50,626	138,948	1,734,947

Issued corporate bonds			596,931	596,931	1,193,862	9,806,722	12,194,446

Subordinated corporate bonds			392,858	401,500	802,999	16,708,703	18,306,060

Total	201,920,476	29,429,744	5,124,079	1,840,795	2,127,650	26,908,053	267,350,797

	Remaining terms to maturity as of January 1, 2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	173,114,760	31,834,826	3,229,799	580,267	17,530	6,712	208,783,894

From the non financial government sector	13,109,910	4,034,951	491,221	159,705	216		17,796,003
From the financial sector	102,938						102,938
From the non financial private sector and foreign residents	159,901,912	27,799,875	2,738,578	420,562	17,314	6,712	190,884,953

Repo Transactions	2,018,763						2,018,763

Other financial institutions	2,018,763						2,018,763
Other financial liabilities	10,605,033	885,593	12,730	12,655	19,947	271,144	11,807,102

Financing received from the Central Bank of Argentina and other financial institutions	158,242	90,587	166,526	26,177	18,180	23,548	483,260

Issued corporate bonds		3,126,512					3,126,512

Subordinated corporate bonds			394,266	394,266	788,529	17,990,167	19,567,228

Total	185,896,798	35,937,518	3,803,321	1,013,365	844,186	18,291,571	245,786,759

Summary of Bank's VaR by type of Risks

As of December 31, 2018 and 2017, the Bank’s VaR by type of risk is as follows:

VaR of the trading and investment portfolio	12/31/2018	12/31/2017
Interest rate risk	6,262	3,754
Currency Exchange rate risk	182	37
Price risk	82	35